Financial assets, liabilities and financial results (telecom activities) - Equity securities FVOCI - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 5,545	€ 3,290
Financial assets at end of period	3,776	5,545	€ 3,290
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	419	432	431
Net addition with impact on income statement	72	98	85
Changes in fair value	(2)	(108)	11
Sales	4	7	95
Other items	5	3
Financial assets at end of period	€ 490	€ 419	€ 432